Convertible Debt (Details 3) - Convertible [member] - $ / shares	5 Months Ended	6 Months Ended
	Apr. 11, 2023	Jun. 30, 2023	Apr. 11, 2023
Statement [Line Items]
Share price	$ 6.09	$ 3.02	$ 6.09
Risk-free interest rate	3.89%	4.75%
Expected dividend yield	0.00%	0.00%	0.00%
Discount for lack of marketability		0.00%	0.00%
Bottom of range [member]
Statement [Line Items]
Risk-free interest rate		4.75%	3.89%
Credit spread		5.84%	7.92%
Top of range [member]
Statement [Line Items]
Risk-free interest rate		5.38%	4.70%
Credit spread		7.86%	10.27%